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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_];  Amendment Number: ________

  This Amendment (Check only one.):  [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     J. Christopher Flowers
Address:  c/o J.C. Flowers & Co. LLC
          717 Fifth Avenue
          26th Floor
          New York, NY 10022

Form 13F File Number: 28-12953

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   J. Christopher Flowers
Phone:  (212) 404-6800

Signature, Place, and Date of Signing:

/s/ J. Christopher Flowers    New York, NY     August 12, 2011
--------------------------    --------------   ---------------
       [Signature]            [City, State]        [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  3

Form 13F Information Table Value Total:  $153,572 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            NO.       FORM 13F FILE NUMBER              NAME
            ---       --------------------              ----
            NONE

                          FORM 13F INFORMATION TABLE

                            J. CHRISTOPHER FLOWERS

                        FOR QUARTER ENDED JUNE 30, 2011

                           TITLE                                                                  VOTING AUTHORITY
                            OF              VALUE (X SHRS OR PRN SH/ PUT/ INVESTMENT  OTHER   ------------------------
NAME OF ISSUER             CLASS    CUSIP    $1000)      AMT     PRN CALL DISCRETION MANAGERS     SOLE     SHARED NONE
--------------             -----  --------- -------- ----------- --- ---- ---------- -------- ---------    ------ ----
ENSTAR GROUP LIMITED (1)   SHS    G3075P101 $153,432  1,468,394  SH          SOLE             1,265,056(2)
AFFIRMATIVE INS HLDGS INC
  (3)                      COM    008272106 $ 17,180  7,310,662  SH          SOLE             7,310,662
ENCORE CAP GROUP INC (4)   COM    292554102 $121,999  3,971,315  SH          SOLE             3,971,315

(1) Mr. Flowers holds 1,182,680 shares of Enstar Group Limited ("Enstar") personally and exercises investment discretion over 285,714 shares of Enstar through (x) JCF Associates II Ltd., of which he is the sole director, and JCF Associates II-A LLC, of which he is the managing member, on behalf of J.C. Flowers II L.P., J.C. Flowers II-A L.P. and J.C. Flowers II-B L.P. and (y) FSO GP Ltd., of which he is the sole director, on behalf of Financial Service Opportunities L.P.

(2) The bye-laws of Enstar reduce the total voting power of any U.S. shareholder or direct foreign shareholder group owning 9.5% or more of its Ordinary Shares to less than 9.5% of the voting power of all of Enstar's Ordinary Shares. As a result of this provision, assuming 13,519,723 outstanding voting Ordinary Shares as of June 30, 2011, Mr. Flowers had voting authority with respect to only 1,265,056 of the 1,468,394 Ordinary Shares over which he had investment discretion as of June 30, 2011.

(3) Mr. Flowers exercises investment discretion over this position through JCF Associates I LLC on behalf of J.C. Flowers I L.P.

(4) Mr. Flowers exercises investment discretion over this position through JCF Associates II Ltd. on behalf of JCF FPK I LP.